Condensed Consolidated Interim Statement of Changes in Equity (Unaudited) - USD ($)		Share Capital	Share Premium	Loans with Warrants Equity Component	Foreign Currency Translation Reserve	Retained Earnings / (Accumulated Deficit)	Total
Balance at Dec. 31, 2022	[1]	$ 267,773	$ 216,923,016	$ 160,343	$ (76,230)	$ (226,262,915)	$ (8,988,013)
Total comprehensive loss
Net loss						(5,944,728)	(5,944,728)	[2],[3]
Other comprehensive income / (loss)					(80,121)	(31,634)	(111,755)
Total comprehensive loss					(80,121)	(5,976,362)	(6,056,483)	[2],[3]
Transactions with owners of the Company
Capital increase		529,878	5,495,475				6,025,353
Transaction costs			(160,562)				(160,562)
Conversion of convertible loan		976,174	5,444,298				6,420,472
Recognition of equity components of convertible loans with warrants				521,814			521,814
Reduction of share premium			(208,773,458)			208,773,458
Share based payments						198,792	198,792
Balance at Jun. 30, 2023	[1]	1,773,825	18,928,769	682,157	(156,351)	(23,267,027)	(2,038,627)
Balance at Dec. 31, 2023	[1]	2,956	23,889,332	5,016,776	112,809	(21,346,630)	7,675,243	[4]
Total comprehensive loss
Net loss						(4,339,832)	(4,339,832)
Other comprehensive income / (loss)					(29,050)	198,277	169,227
Total comprehensive loss					(29,050)	(4,141,555)	(4,170,605)
Transactions with owners of the Company
Capital increase		2,385	2,641,571				2,643,956
Transaction costs			(84,567)				(84,567)
Reclassification of equity component of loans with warrants on expiration			45,774	(45,774)
Reduction of share premium			(26,492,110)			26,492,110
Share based payments						254,288	254,288
Balance at Jun. 30, 2024		$ 5,341		$ 4,971,002	$ 83,759	$ 1,258,213	$ 6,318,315

[1]	Amounts have been re-presented from those previously published to reflect the change in the Group’s presentation currency from Swiss francs to US dollars (see Note 2)
[2]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[3]	Revised for the reclassification of certain activities as discontinued operations (see Note 2).
[4]	Amounts have been re-presented from those previously published to reflect the change in the Group’s presentation currency from Swiss francs to US dollars (see Note 2).